RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 24, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Founder shares outstanding			9,999,051	10,782,091
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		150 days
Sponsor | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Maximum shares subject to forfeiture		1,125,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Sponsor | Founder Shares | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Maximum shares subject to forfeiture		1,125,000
Class B Common stock | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Founder shares outstanding			8,355,393		8,355,393	8,355,393
Class B Common stock | Maximum [Member] | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days
Class B Common stock | Sponsor | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Shares issued		8,625,000
Consideration received		$ 25,000
Maximum shares subject to forfeiture following underwriter's election to partially exercise its over-allotment		269,607
Founder shares as a percentage of issued and outstanding shares after the Initial Public Offering		20.00%
Shares forfeited	269,607
Founder shares outstanding	8,355,393
Restrictions on transfer period of time after business combination completion			1 year
Class B Common stock | Sponsor | Founder Shares | Tailwind Acquisition Corp [Member]
RELATED PARTY TRANSACTIONS
Shares issued		8,625,000
Consideration received		$ 25,000
Maximum shares subject to forfeiture following underwriter's election to partially exercise its over-allotment		269,607
Founder shares as a percentage of issued and outstanding shares after the Initial Public Offering		20.00%
Shares forfeited	269,607
Founder shares outstanding	8,355,393
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12
Threshold trading days for transfer, assign or sale of shares or warrant, after the completion of the initial business combination		20 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
Restrictions on transfer period of time after business combination completion		1 year